Consolidated Statement of Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Non-Controlling Interest [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 3,607	$ (2,607)		$ (53,099)	$ (52,099)
Balance, shares at Dec. 31, 2015	3,606,979
Issuance of shares for cash	$ 2,525	1,047,475			$ 1,050,000
Issuance of shares for cash, shares	2,524,885				2,524,885
Issuance of subsidiary shares for cash			300,000		$ 300,000
Issuance of shares for services	$ 361	149,639			$ 150,000
Issuance of shares for services, shares	360,698				360,698
Net loss			(16,643)	(380,797)	$ (397,440)
Balance at Dec. 31, 2016	$ 6,493	1,194,507	283,357	(433,896)	1,050,461
Balance, shares at Dec. 31, 2016	6,492,563
Issuance of shares for services	$ 90	37,410			$ 37,500
Issuance of shares for services, shares	90,174				90,174
Net loss			(859,351)	(57,181)	$ (916,532)
Balance at Dec. 31, 2017	$ 6,583	1,231,917	(575,994)	(491,077)	171,430
Balance, shares at Dec. 31, 2017	6,582,737
Purchase of non-controlling interest			(318,712)		(318,712)
Net loss			(779,463)	(2,116,284)	(2,895,747)
Balance at Sep. 30, 2018	$ 6,583	$ 1,231,917	$ (1,674,169)	$ (2,607,361)	$ (3,043,030)
Balance, shares at Sep. 30, 2018	6,582,737